Impairment reviews - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Impairment charge for the year	€ 28,500
Impairment of Assets		€ 35,949
Onerous contracts provision and other closure costs	32,700
Current onerous contracts provision	€ 1,200
Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.01)
Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.01
DGC
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Impairment of Assets	€ 7,000
Cash flow projections, period for estimates (in years)	8 years
DGC | Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 2,300
DGC | Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 5,700
Jumpman
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Cash flow projections, period for estimates (in years)	5 years
Jumpman | Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 3,100
Jumpman | Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 4,100
Betway
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Cash flow projections, period for estimates (in years)	8 years
Betway | Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 45,700
Betway | Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 90,000